Acquisition - Schedule of Assets and Liabilities Assumed (Vaporin Inc) (Details) - Vaporin Inc [Member] - USD ($)	Dec. 31, 2014	Sep. 08, 2014
Current assets (including cash of $2,000)	$ 341,021
Other Assets	6,597
Property and equipment	100,401
Goodwill	3,732,268
Liabilities assumed	(37,433)
Net purchase price	$ 4,142,854	$ 4,142,854